SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	Dec. 31, 2022 ¥ / $	Dec. 31, 2022 £ / $	Dec. 31, 2021 ¥ / $	Dec. 31, 2021 £ / $	Dec. 31, 2020 ¥ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
At end of the period	6.8987	0.8315	6.3524	0.7419	6.5378
Average rate for the period ended	6.7347	0.8121	6.4491	0.7327	6.9003